Revenue (Details)	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 USD ($)
Revenue [Line Items]
Revenue	€ 273,530	€ 492,200
Trade receivables (in Dollars) | $			$ 60,821
Revenue [Member]
Revenue [Line Items]
Total revenue percentage	37.00%	40.00%
Third Parties [Member]
Revenue [Line Items]
Revenue	€ 273,530
Third Parties [Member] | Top of range [member]
Revenue [Line Items]
Revenue		€ 460,961
Total for all related parties [member]
Revenue [Line Items]
Revenue
Total for all related parties [member] | Bottom of range [member]
Revenue [Line Items]
Revenue		€ 31,239